Summary of Change in Benefit Obligation, Plan Assets and Funded Status of Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014
Change in plan assets:
Balance, end of year	$ 177.1	$ 168.5
Amounts recognized in statement of financial position:
Pension and post-employment liabilities, noncurrent	(49.2)	(71.2)		(44.1)
Pension Plans, Defined Benefit [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	223.5	227.2
Service cost	1.0	1.1	2.9
Interest cost	6.7	7.8	9.4
Actuarial (gain) loss	(16.2)	17.8
Gross benefits paid	(15.0)	(8.7)
Settlements		(21.0)
Currency exchange gain	(3.0)	(0.7)
Benefit obligation at end of year	197.0	223.5	227.2
Change in plan assets:
Balance, beginning of year	171.8	176.0
Actual gain on plan assets	23.7	22.3
Employer contributions	0.8	0.6
Settlements		(18.5)
Gross benefits paid	(15.0)	(8.7)
Currency exchange gain (loss)	(0.1)	0.1
Balance, end of year	181.2	171.8	176.0
Net amount recognized	(15.8)	(51.7)
Amounts recognized in statement of financial position:
Other assets, noncurrent	18.4
Accrued liabilities, current	(0.8)	(0.6)
Pension and post-employment liabilities, noncurrent	(33.4)	(51.1)
Net amount recognized	(15.8)	(51.7)
Health Care and Other Plans, Defined Benefit [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	21.5	20.1
Interest cost	0.7	0.8	1.1
Plan participants' contributions	0.4	0.5
Actuarial (gain) loss	(4.2)	2.3
Gross benefits paid	(1.3)	(2.2)
Benefit obligation at end of year	17.1	21.5	20.1
Change in plan assets:
Employer contributions	0.9	1.7
Plan participants' contributions	0.4	0.5
Gross benefits paid	(1.3)	(2.2)
Net amount recognized	(17.1)	(21.5)
Amounts recognized in statement of financial position:
Accrued liabilities, current	(1.3)	(1.4)
Pension and post-employment liabilities, noncurrent	(15.8)	(20.1)
Net amount recognized	$ (17.1)	$ (21.5)